Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

Note 8 - Other Current Liabilities

As of December 31, 2024 and 2023, the components of other current liabilities included the followings:

	December 31,	December 31,
	2024	2023

Employee compensation and benefits	$113,099	$35,630
Tax payable	220,796	192,518
Interest expense	100,376	15,637
Deferred production molds	-	23,465
Other Payables	139,912	107,964
Other current liability, net	574,183	375,213